Contract Liabilities - Schedule of Receipts in Advance from Customers (Details) - CNY (¥) ¥ in Thousands	Dec. 31, 2021	Dec. 31, 2020	Jan. 01, 2020
Deferred revenue
Total contract liabilities	¥ 23,872	¥ 24,901	¥ 16,485
Current	23,506	24,314	16,049
Non-current	366	587	436
Subscriptions and Licensing
Deferred revenue
Total contract liabilities	12,050	13,827	13,294
Smart music learning
Deferred revenue
Total contract liabilities	11,784	11,074	3,191
Music events and performances
Deferred revenue
Total contract liabilities	¥ 38	¥ 0	¥ 0